Net income per common share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Schedule of earnings per share reconciliation
A reconciliation of the numerator used for the purposes of calculating diluted net income per common share is as follows:

For the years ended December 31	2025	2024
Numerator for basic net income per common share	$79,876	$163,986
Adjustment for the effect of TSARs:
Cash-settled (recovery) expense included in net income	(7,902)	1,995
Equity-settled expense	(4,565)	(4,385)
Numerator for diluted net income per common share	$67,409	$161,596
A reconciliation of the denominator used for the purposes of calculating diluted net income per common share is as follows:

For the years ended December 31	2025	2024
Denominator for basic net income per common share	72,531,283	67,387,809
Effect of dilutive stock options	1,678	6,438
Effect of dilutive TSARS	75,386	165,813
Denominator for diluted net income per common share	72,608,347	67,560,060
For the years ended December 31, 2025 and 2024, basic and diluted net income per common share attributable to Methanex shareholders were as follows:

For the years ended December 31	2025	2024
Basic net income per common share	$1.10	$2.43
Diluted net income per common share	$0.93	$2.39